Debt - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Jun. 06, 2025	Sep. 30, 2024	Mar. 01, 2021	Mar. 01, 2019	Dec. 31, 2024	Jun. 30, 2025	Feb. 21, 2025	Feb. 20, 2025	Dec. 31, 2023
Debt Instrument [Line Items]
Preferred Stock, Convertible, Conversion Price						$ 16.23
Convertible Debt, Fair Value Disclosures					$ 40,700	$ 206,100			$ 58,500
Warrant Liability					1,591	$ 0			$ 1,642
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 24,000	$ 24,000
Conversion of Stock, Shares Converted		8,300,000
Debt Instrument, Maturity Date				Mar. 01, 2026	Mar. 01, 2026
Debt Instrument, Interest Rate, Effective Percentage				2.90%	2.90%
Second Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 10,000
Debt Instrument, Annual Principal Payment			10,700
Debt Instrument, Periodic Payment, Interest			$ 100
Conversion of Stock, Amount Converted		$ 8,300
Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred Stock, Shares Issued					37,391,000		85,000	45,000
Convertible Warrants Issued							85,000
Preferred Stock, Convertible, Conversion Price					$ 16.23	$ 16.23	$ 16.23
Conversion of Stock, Shares Converted		524,000
Series E Preferred Stock [Member] | Second Convertible Debt [Member]
Debt Instrument [Line Items]
Preferred Stock, Convertible, Conversion Price		$ 16.23
Conversion of Stock, Shares Converted		524,009
Common Class A [Member]
Debt Instrument [Line Items]
Preferred Stock, Convertible, Conversion Price					$ 16.23	$ 16.23
Conversion of Stock, Shares Converted	19,600,000